Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000240058 | U.S. Treasury Notes4.02/28/2030
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240058 | U.S. Treasury Notes4.12511/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240058 | U.S. Treasury Notes1.258/15/2031
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240058 | U.S. Treasury Notes1.37511/15/2031
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240058 | U.S. Treasury Notes3.52/15/2033
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240058 | U.S. Treasury Notes0.87511/15/2030
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240058 | U.S. Treasury Notes2.8755/15/2032
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240058 | U.S. Treasury Notes3.3755/15/2033
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240058 | U.S. Treasury Notes1.6255/15/2031
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240058 | U.S. Treasury Notes1.8752/15/2032
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240058 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240058 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000240073 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240073 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000240073 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240073 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240073 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240073 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240073 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240073 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240073 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240073 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240073 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240073 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000240073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000240073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240073 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240073 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240067 | U.S. Treasury Notes4.6252/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240067 | U.S. Treasury Notes4.3755/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240067 | U.S. Treasury Notes4.258/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240067 | U.S. Treasury Notes4.255/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240067 | U.S. Treasury Notes4.2511/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240067 | U.S. Treasury Notes4.011/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240067 | U.S. Treasury Notes3.8758/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240067 | U.S. Treasury Notes4.02/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240067 | U.S. Treasury Notes4.1252/15/2036
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240067 | U.S. Treasury Notes4.511/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240067 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240067 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000264681 | BNY-912797RG4
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000264681 | BNY-912797UM7
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000264681 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264681 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000264681 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000264681 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240070 | U.S. Treasury Floating Rate Notes3.9346957/31/2027
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000240070 | U.S. Treasury Floating Rate Notes3.96569510/31/2027
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000240070 | U.S. Treasury Floating Rate Notes3.8786954/30/2028
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240070 | U.S. Treasury Floating Rate Notes3.98069510/31/2026
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240070 | U.S. Treasury Floating Rate Notes3.8736951/31/2027
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240070 | U.S. Treasury Floating Rate Notes3.9576957/31/2026
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000240070 | U.S. Treasury Floating Rate Notes3.9356954/30/2027
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240070 | U.S. Treasury Floating Rate Notes3.8746951/31/2028
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240070 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240070 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000240068 | U.S. Treasury Bonds4.752/15/2056
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240068 | U.S. Treasury Bonds4.758/15/2055
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240068 | U.S. Treasury Bonds4.755/15/2055
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240068 | U.S. Treasury Bonds4.62511/15/2055
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240068 | U.S. Treasury Bonds4.6252/15/2055
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240068 | U.S. Treasury Bonds4.6255/15/2054
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240068 | U.S. Treasury Bonds4.511/15/2054
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240068 | U.S. Treasury Bonds4.7511/15/2053
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240068 | U.S. Treasury Bonds4.258/15/2054
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240068 | U.S. Treasury Bonds4.252/15/2054
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240068 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240068 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000263282 | BNY-038923108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-691543847
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-83012A109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-042315705
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-00123Q104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-38173M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263282 | BNY-04010L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263282 | BNY-302635206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263282 | BNY-427096508
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263282 | BNY-55272X607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263282 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263282 | InvestmentCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000263282 | InvestmentClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000240076 | BNY-97717Y808
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000240076 | BNY-97717Y725
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240076 | BNY-97717X156
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240076 | BNY-97717Y527
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000240076 | BNY-97717W430
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000240076 | BNY-97717X867
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240076 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240076 | InvestmentExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000228751 | U.S. Treasury Notes3.51/31/2028
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228751 | U.S. Treasury Notes3.8755/15/2029
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Treasury Notes4.6254/30/2029
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Treasury Notes3.754/30/2028
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Treasury Notes3.59/30/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Treasury Notes3.510/31/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Treasury Notes3.756/30/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Treasury Notes3.37511/30/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Treasury Notes3.37512/31/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | U.S. Treasury Notes3.8753/31/2028
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228751 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228751 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000241818 | BNY-97717X669
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000241818 | BNY-464287200
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000241818 | BNY-97717W109
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000241818 | BNY-921946794
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000241818 | BNY-97717W315
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241818 | BNY-921946406
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241818 | BNY-78464A847
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241818 | BNY-97717X651
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241818 | BNY-97717W851
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241818 | BNY-97717X131
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241818 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000241818 | InvestmentExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241816 | BNY-97717X669
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241816 | BNY-464287200
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000241816 | BNY-97717W109
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000241816 | BNY-921946794
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241816 | BNY-97717W315
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000241816 | BNY-921946406
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241816 | BNY-78464A847
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000241816 | BNY-97717X511
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000241816 | BNY-97717X172
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241816 | BNY-97717W125
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241816 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241816 | InvestmentExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000241819 | BNY-97717Y725
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241819 | BNY-97717X669
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000241819 | BNY-464287200
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241819 | BNY-97717W109
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241819 | BNY-921946794
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241819 | BNY-97717W315
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241819 | BNY-921946406
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241819 | BNY-78464A847
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241819 | BNY-97717X511
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000241819 | BNY-464288653
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241819 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241819 | InvestmentExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240075 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240075 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240075 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240075 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240075 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240075 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240075 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240075 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240075 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240075 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240075 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000240075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000240075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000240075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.8757/15/2035
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240071 | U.S. Treasury Inflation-Indexed Notes2.1251/15/2035
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.8757/15/2034
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.751/15/2034
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.12510/15/2030
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.6254/15/2030
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.1251/15/2033
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.3757/15/2033
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.6257/15/2032
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.62510/15/2029
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240071 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240071 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000245468 | U.S. Treasury Bills3.748/25/2026
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000245468 | U.S. Treasury Bills3.789/24/2026
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000245468 | U.S. Treasury Floating Rate Note3.9576957/31/2026
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000245468 | Deutsche Bank, tri-party repurchase agreement3.647/1/2026
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000245468 | U.S. Treasury Bills3.79/3/2026
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000245468 | Royal Bank of Canada, tri-party repurchase agreement3.537/1/2026
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245468 | BNY Dreyfus Stablecoin Reserves Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000245468 | BlackRock Select Treasury Based Liquidity Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000245468 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000245468 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000245468 | InvestmentRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000245468 | InvestmentMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%
[3]	Represents less than 0.1%.